Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions		12 Months Ended
	Oct. 01, 2021 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Dividend Expenses		$ 49	$ 48	$ 53
Maximum net premium ratio at individual cohort level		100.00%
Other revenues		$ 723	777	658
Insurance fees		5,603	6,039	6,371
Reinsurance amount of in-force executive benefit and universal life reserves		9,400
Coinsurance investments book value		4,600
Coinsurance Investments Fair Value	$ 5,200
Realized gain on coinsurance investments	635
Deferred gain on coinsurance investments	$ 797
Amortization of deferred gain on business sold through reinsurance		42	38	41
Realized gain (loss)		840	(867)	(513)
Commissions and other expenses		5,125	5,219	5,064
Federal income tax expense (benefit)		367	865	(76)
Other liabilities		12,021	16,405
Retained earnings		5,924	5,196
Income (loss) before taxes		1,725	4,643	423
Other assets		18,802	16,532
Derivative investments		3,594	5,697
Other Adjustments [Member]
Product Information [Line Items]
Other liabilities		(212)	(500)
Income (loss) before taxes		12	(12)
Other assets		(70)	(760)
Derivative investments		$ (142)	260
Sales Force Intangibles [Member]
Product Information [Line Items]
Useful Life of Intangible Assets (In Years)		25 years
VOCRA [Member]
Product Information [Line Items]
Useful Life of Intangible Assets (In Years)		20 years
VODA [Member]
Product Information [Line Items]
Useful Life of Intangible Assets (In Years)		13 years
Maximum [Member]
Product Information [Line Items]
Participating Policies as a Percentage of the Face Amount of the Insurance In Force		1.00%
Life Segment [Member]
Product Information [Line Items]
Traditional Contract Acquisition Cost Amortization Period (In Years)		60 years
Annuities Segment [Member]
Product Information [Line Items]
Traditional Contract Acquisition Cost Amortization Period Low End (in years)		30 years
Traditional Contract Acquisition Cost Amortization Period High End (in years)		40 years
Fee income		$ 743	848	732
Other revenues		$ 584	628	516
Group Protection Segment [Member]
Product Information [Line Items]
Traditional Contract Acquisition Cost Amortization Period (In Years)		4 years
Other revenues		$ 203	180	$ 177
Retirement Plan Services Segment [Member]
Product Information [Line Items]
Traditional Contract Acquisition Cost Amortization Period Low End (in years)		40 years
Traditional Contract Acquisition Cost Amortization Period High End (in years)		50 years
Commercial [Member]
Product Information [Line Items]
Number of days past due to qualify as delinquent		60 days
Number of missed payments to qualify as delinqent | item		2
Period In Which Loans No Longer Accrue Interest In Days		90 days
Number of missed payments to qualify loans as non-accrual | item		3
Loan-to-value ratio indicating principal is greater than collateral		100.00%
Commercial [Member] | Maximum [Member]
Product Information [Line Items]
Debt-service coverage ratio indicating property income not covering debt payments		1.0
Residential [Member]
Product Information [Line Items]
Period In Which Loans No Longer Accrue Interest In Days		90 days
Swiss Re [Member]
Product Information [Line Items]
No. of Years in Which Deferred Gain From Reinsurance Transaction is Recognized as Income		15 years
Athene Holding Ltd. [Member]
Product Information [Line Items]
No. of Years in Which Deferred Gain From Reinsurance Transaction is Recognized as Income		20 years
Other assets		$ 2	5
Derivative investments		39	93
Restatement Adjustments [Member]
Product Information [Line Items]
Other revenues		1
Insurance fees			18
Amortization of deferred gain on business sold through reinsurance		(32)	(8)
Realized gain (loss)		9	626
Commissions and other expenses		1	3
Federal income tax expense (benefit)		(5)	129
Other liabilities		(797)	(846)
Retained earnings		468	482
Income (loss) before taxes		(19)	611
Other assets		(187)	(614)
Derivative investments		(142)	260
Restatement Adjustments [Member] | Misstatement Associated with the Coinsurance Reinsurance Transaction [Member]
Product Information [Line Items]
Amortization of deferred gain on business sold through reinsurance		(32)	(8)
Realized gain (loss)			635
Commissions and other expenses			4
Federal income tax expense (benefit)			131
Other liabilities			(492)
Retained earnings		$ 467	$ 492